Transfers of financial assets (TFA) - Securitizations (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CMBS
Transfers of financial assets disclosures
Net gain/(loss)	SFr 0	SFr 6	SFr (7)
Proceeds from transfer of assets	0	3,401	3,525
Cash received on interests that continue to be held	18	49	42
Cash flows between transferee and transferor non cash proceeds from new transfers	0	512	180
RMBS
Transfers of financial assets disclosures
Net gain/(loss)	0	(2)	70
Proceeds from transfer of assets	0	7,534	37,048
Purchases of previously transferred financial assets or their underlying collateral	0	0	(1,604)
Servicing fees	12	24	2
Cash received on interests that continue to be held	51	675	1,088
Cash flows between transferee and transferor non cash proceeds from new transfers	0	1,081	3,072
Other asset-backed financings
Transfers of financial assets disclosures
Net gain/(loss)	7	16	65
Proceeds from transfer of assets	7,008	6,740	12,129
Purchases of previously transferred financial assets or their underlying collateral	(232)	(1,479)	(1,323)
Servicing fees	217	192	165
Cash received on interests that continue to be held	301	153	14
Cash flows between transferee and transferor non cash proceeds from new transfers	SFr 4,186	SFr 168	SFr 54